LEASE LlABlLlTlES (Tables)	3 Months Ended
Mar. 31, 2026
Lease Llabllltles
Schedule of Company’s Lease Liabilities and Carrying Amount

	2026-03-31	2025-12-31
	$	$
Gross carrying amount

Opening balance	415,786	256,637
Additions	—	366,721
Lease payments	(74,389)	(257,623)
Lease interest	17,377	50,051
Effect of foreign exchange	5,899	—
Closing balance	364,673	415,786

Current	41,983	92,580
Non-current	322,690	323,206
Lease Liabilities	364,673	415,786